Property and equipment - Depreciation charge (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Depreciation of property and equipment (Note 13)	¥ 74,908	¥ 119,309	¥ 135,975
Cost of sales [Member]
Property and equipment
Depreciation of property and equipment (Note 13)	6,747	2,750
Research and development expenses
Property and equipment
Depreciation of property and equipment (Note 13)	7,023	14,168
Selling and marketing expenses [Member]
Property and equipment
Depreciation of property and equipment (Note 13)	4,306	4,814
Ifrs General And Administrative Expense [Member]
Property and equipment
Depreciation of property and equipment (Note 13)	¥ 56,832	¥ 97,577